Leases (Details) - Schedule of maturity of operating lease liabilities	Dec. 31, 2021 USD ($)
Schedule of maturity of operating lease liabilities [Abstract]
2022	$ 1,532,876
2023	1,571,352
2024	1,508,798
2025	210,280
2026	210,280
Thereafter	905,259
Total lease payments	5,938,845
Less: imputed interest	(628,198)
Total lease liabilities	$ 5,310,647